ACQUISITION OF WATERFILLZ (Details) - Apr. 30, 2015 - WATERFILLZ	USD ($)	CAD
Business Acquisition [Line Items]
Property and equipment	$ 5,570
Intangible assets	107,420
Total purchase price	$ 112,990	CAD 142,000